UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-14083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:


/s/ Daniel Khoshaba         Bernardsville, New Jersey            5/16/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $100,729
                                       (thousands)


List of Other Included Managers:

None

                                                     FORM 13F INFORMATION TABLE

                                                  Redwood Capital Management, LLC
                                                          December 31, 2009

COLUMN 1                    COLUMN  2       COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8

                            TITLE                      VALUE       SHRS OR SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP     (X$1000)     PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED    NONE
ABBOTT LABS                 COM             002824100   1,424     29,300   SH        SOLE                29,300     0        0
AEP INDS INC                COM             001031103  27,525    926,140   SH        SOLE               926,140     0        0
ALTRIA GROUP INC            COM             02209S103   1,635     62,800   SH        SOLE                62,800     0        0
AT&T INC                    COM             00206R102   1,720     57,000   SH        SOLE                57,000     0        0
CABLEVISION SYS CORP        CL A NY CABLVS  12686C109   9,704    281,586   SH        SOLE               281,586     0        0
CAMPBELL SOUP CO            COM             134429109   1,536     46,800   SH        SOLE                46,800     0        0
CLOROX CO DEL               COM             189054109   2,051     29,500   SH        SOLE                29,500     0        0
COCA COLA CO                COM             191216100   1,824     27,500   SH        SOLE                27,500     0        0
HOME DEPOT INC              COM             437076102   8,731    235,589   SH        SOLE               235,589     0        0
ILLINOIS TOOL WKS INC       COM             452308109   1,456     27,100   SH        SOLE                27,100     0        0
INTEL CORP                  COM             458140100   1,502     75,000   SH        SOLE                75,000     0        0
JOHNSON & JOHNSON           COM             478160104   1,908     32,200   SH        SOLE                32,200     0        0
KIMBERLY CLARK CORP         COM             494368103   1,175     18,000   SH        SOLE                18,000     0        0
KRAFT FOODS INCS            CL A            50075N104   1,232     39,300   SH        SOLE                39,300     0        0
MCDONALDS CORP              COM             580135101   1,529     20,100   SH        SOLE                20,100     0        0
MICROSOFT CORP              COM             594918104   1,473     58,000   SH        SOLE                58,000     0        0
PROCTER & GAMBLE CO         COM             742718109  10,103    165,362   SH        SOLE               165,362     0        0
SONOCO PRODS CO             COM             835495102  10,536    293,214   SH        SOLE               293,214     0        0
TIME WARNER CABLE INC       COM             88732J207   1,926     27,000   SH        SOLE                27,000     0        0
UNITED TECHNOLOGIES CORP    COM             913017109   7,126     84,179   SH        SOLE                84,179     0        0
VERIZON COMMUNICATIONS INC  COM             92343V104   1,598     42,000   SH        SOLE                42,000     0        0
WAL MART STORES INC         COM             931142103   1,556     30,100   SH        SOLE                30,100     0        0
3M CO                       COM             88579Y101   1,459     15,600   SH        SOLE                15,600     0        0



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